Dividend	12 Months Ended
Dec. 31, 2025
Disclosure of Dividends [abstract]
Dividend	Dividend The dividends paid by the Group in 2023, 2024 and 2025 were ₩501,844 million (₩1,960 per share), ₩482,970 million (₩1,960 per share), ₩122,836 million (₩500 per share) respectively. The quarterly dividends paid by the Group in 2025 were ₩436,298 million (₩600 per share). A dividend in respect of the year ended December 31, 2025, of ₩600 per share, amounting to a total dividend of ₩144,657 million, was proposed at the shareholders’ meeting on March 31, 2026.